Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 1,495,059	$ 700,275	$ 3,095,279	$ 1,644,087	$ 2,474,627	$ 1,453,413
Cost of revenue	148,721	108,363	412,545	161,749	303,515	117,106
Gross profit	1,346,338	591,912	2,682,734	1,482,338	2,171,112	1,336,307
Operating expenses
General and administrative	1,061,178	858,205	3,806,139	3,949,635	5,830,703	4,796,652
Sales and marketing	89,175	3,010	233,819	151,221	240,894	469,529
Research and development						4,205
Total operating expenses	1,150,353	861,215	4,039,958	4,100,856	6,071,597	5,270,386
Net loss from operations	195,985	(269,303)	(1,357,224)	(2,618,518)	(3,900,485)	(3,934,079)
Other income (expense)
Interest expense	(1,101,910)	(618,934)	(2,679,198)	(1,691,099)	(2,517,947)	(1,761,823)
Loss on impairment of intangible asset						(1,328,638)
Gain on contingent liability						450,000
Loss on settlement and extinguishment of debt		(191,833)	(227,501)	(245,833)	(82,337)	(1,271,329)
Change in fair value of derivative liability	(68,199)	(420,070)	(431,853)	(9,698,885)	(7,406,416)	7,238,498
Total other income (expense)	(1,170,109)	(1,230,837)	(3,338,552)	(11,635,817)	(10,006,700)	3,326,708
Loss before income taxes	(974,124)	(1,500,140)	(4,695,776)	(14,254,335)	(13,907,185)	(607,371)
Provision for income taxes
Net loss	(974,124)	(1,500,140)	(4,695,776)	(14,254,335)	(13,907,185)	(607,371)
Dividend on Series B Preferred Stock	(6,324)		(15,765)		(484)
Net loss attributable to common stockholders	$ (980,448)	$ (1,500,140)	$ (4,711,541)	$ (14,254,335)	$ (13,907,669)	$ (607,371)
Basic and diluted loss per Common Share	$ (1.25)	$ (7.77)	$ (6.63)	$ (182.64)	$ (82.92)	$ (132.07)
Basic and diluted weighted average number of common shares outstanding	779,813	193,007	708,058	78,048	167,715	4,599